Prospectus Supplement — November 14, 2011
to the Prospectuses listed below, each as supplemented
Fund		Prospectuses Dated
Columbia High Yield Bond Fund		Aug. 1, 2011
Effective December 1, 2011, the Fund will compare its performance to the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index), an unmanaged index that measures the performance of high yield bonds, rather than the JP Morgan Global High Yield Index (the Former Index). The index change is not expected to result in any changes in the management of the Fund. The average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby superseded and replaced with the following to reflect the New Index:

Columbia High Yield Bond Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares
The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia High Yield Bond Fund Class A, B, C, I, R, R3, R4, R5 and W Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since inception	Inception date
before taxes Class A	Columbia High Yield Bond Fund:	Class A — before taxes			7.99%	6.66%	7.03%
before taxes Class B	Columbia High Yield Bond Fund:	Class B — before taxes			7.54%	6.59%	6.74%
before taxes Class C	Columbia High Yield Bond Fund:	Class C — before taxes			12.00%	6.97%	6.76%
before taxes Class I	Columbia High Yield Bond Fund:	Class I — before taxes			14.25%	8.12%		8.17%	Mar. 04, 2004
before taxes Class R	Columbia High Yield Bond Fund:	Class R — before taxes			12.97%			6.66%	Dec. 11, 2006
before taxes Class R3	Columbia High Yield Bond Fund:	Class R3 — before taxes			13.60%			7.03%	Dec. 11, 2006
before taxes Class R4	Columbia High Yield Bond Fund:	Class R4 — before taxes			13.91%	8.02%	7.76%
before taxes Class R5	Columbia High Yield Bond Fund:	Class R5 — before taxes			13.77%			7.32%	Dec. 11, 2006
before taxes Class W	Columbia High Yield Bond Fund:	Class W — before taxes			13.38%			6.91%	Dec. 01, 2006
after taxes on distributions Class A	Columbia High Yield Bond Fund:	Class A — after taxes on distributions			5.23%	3.70%	3.94%
after taxes on distributions and redemption of fund shares Class A	Columbia High Yield Bond Fund:	Class A — after taxes on distributions and redemption of fund shares			5.08%	3.86%	4.05%
Merrill Lynch High Yield Cash-Pay Constrained Index		Merrill Lynch High Yield Cash-Pay Constrained Index	[1]	(reflects no deduction for fees, expenses or taxes)	15.10%	8.66%	8.84%
Merrill Lynch High Yield Cash-Pay Constrained Index Class I Since inception, 2004-03-04								8.05%	Mar. 04, 2004
Merrill Lynch High Yield Cash-Pay Constrained Index Classes R, R3 and R5 Since inception, 2006-12-11								8.17%	Dec. 11, 2006
Merrill Lynch High Yield Cash-Pay Constrained Index Class W Since inception, 2006-12-01								8.26%	Dec. 01, 2006
JP Morgan Global High Yield Index		JP Morgan Global High Yield Index	[1]	(reflects no deduction for fees, expenses or taxes)	15.05%	8.93%	9.25%
JP Morgan Global High Yield Index Class I Since inception, 2004-03-04								8.33%	Mar. 04, 2004
JP Morgan Global High Yield Index Classes R, R3 and R5 Since inception, 2006-12-11								8.29%	Dec. 11, 2006
JP Morgan Global High Yield Index Class W Since inception, 2006-12-01								8.39%	Dec. 01, 2006
Lipper High Current Yield Bond Funds Index		Lipper High Current Yield Bond Funds Index		(reflects no deduction for fees or taxes)	14.91%	6.58%	6.67%
Lipper High Current Yield Bond Funds Index Class I Since inception, 2004-03-04								6.50%	Mar. 04, 2004
Lipper High Current Yield Bond Funds Index Classes R, R3 and R5 Since inception, 2006-12-11								5.73%	Dec. 11, 2006
Lipper High Current Yield Bond Funds Index Class W Since inception, 2006-12-01								5.83%	Dec. 01, 2006
[1]	On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.